May 30, 2017

U.S. Securities and Exchange Commission

Attention: Lisa N. Larkin

450 Fifth Street, N.W.

Washington, DC  20549

Re: Vanguard Chester Funds – N-14 Filing

        Vanguard Institutional Target Retirement 2010 Fund

       File No. 333-217431

Dear Ms. Larkin:

Per our conversation on May 30, 2017, we respectfully submit the enclosed 2nd Pre-Effective Amendment of the registration statement on Form N-14 for the Vanguard Chester Funds (the “Trust”).

The purpose of this Amendment is to refile with the correct file number.  Except for the file number, the Trust’s registration statement is not materially different from the filing that we made on May 26, 2017.

Sincerely,

Jaliya Faulkner

Associate Counsel

The Vanguard Group, Inc.